Right-of-Use Assets	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
5	RIGHT-OF-USE ASSETS

	Motor Vehicle	Office premise	Total
	USD’000	USD’000	USD’000
Cost

As at 1 April 2023	25	890	915
Derecognition upon expiry of lease tenure	—	(845)	(845)
Exchange differences	(1)	(45)	(46)
As at 31 March 2024	24	—	24
Additions	—	1,979	1,979
Derecognition upon expiry of lease tenure	(22)	—	(22)
Exchange differences	(2)	—	(2)
As at 31 March 2025	—	1,979	1,979

Accumulated depreciation

As at 1 April 2023	(4)	(727)	(731)
Depreciation charge	(3)	(160)	(163)
Transfer	—	845	845
Exchange differences	—	42	42
As at 31 March 2024	(7)	—	(7)
Depreciation charge	—	(412)	(412)
Transfer	7	—	7
Exchange differences	—	13	13
As at 31 March 2025	—	(399)	(399)

Carrying amount

As at 31 March 2024	17	—	17
As at 31 March 2025	—	1,580	1,580

The right-of-use assets represent non-cancellable operating lease agreements entered into by the Company for the use of motor vehicle and office premises. Lease agreement for rent of office premises are entered into with Salim Podiono, who is the shareholder and Commissioner of the Company. The principal depreciation period are as follows:

Office premises (Note 23)	over the lease period of 5 years
Motor vehicle	over the lease period of 2 years